Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and equivalents	$ 438,367	$ 314,309
Accounts receivable	42,082	35,461
Restricted cash	302,994	270,000
Other current assets	1,006,052	70,298
Total current assets	1,789,495	690,068
Property and Equipment	418,602
Other Assets
Residual portfolios	9,609,659	5,253,592
Equity investment	10,124,831	6,854,004
Deferred financing costs	954,231	244,902
Goodwill	2,341,928
Other intangible assets	39,115	10,000
Total other assets	23,069,764	12,362,498
Total assets	25,277,861	13,052,566
Current Liabilities
Accounts payable	362,595	51,225
Accrued expenses	599,355	60,565
Interest payable	122,000	39,617
Current portion of long term debt	5,780,400
Note payable	20,864	7,570
Deferred compensation of officers, directors, and executives	106,000	125,000
Accrued expenses payable to officers, directors, and affiliates	720,273	395,001
Total current liabilities	7,711,487	678,978
Other Liabilities
Senior credit facility	11,589,600	3,000,000
Borrowings on subordinated notes payable	1,000,000	3,300,000
Convertible subordinated notes		850,000
Discount on subordinated notes	(199,260)	(368,262)
Total other liabilities	12,390,340	6,781,738
Commitments and Contingencies
Shareholders' Equity
Preferred stock, par value $0.001, 1,000,000 shares authorized, none issued
Common stock, par value $0.001, 200,000,000 shares authorized, 28,213,835 and 23,898,306 shares issued and outstanding at December31, 2013 and December 31, 2012, respectively	29,589	23,898
Additional paid-in capital	22,073,606	13,703,153
Accumulated deficit	(16,957,037)	(7,980,212)
Accumulated other comprehensive loss	29,876	(154,989)
Total shareholders' equity	5,176,034	5,591,850
Total liabilities and shareholders' equity	$ 25,277,861	$ 13,052,566